Consolidated Balance Sheets BRL in Thousands, € in Millions	Dec. 31, 2015 BRL	Dec. 31, 2014 BRL
Current assets
Cash and cash equivalents	BRL 14,898,063	BRL 2,449,206
Short-term investments	1,801,720	171,415
Trade accounts receivable, less allowance for doubtful accounts of R$561,139 in 2015 and R$513,787 in 2014	8,379,719	7,450,040
Derivative financial instruments	606,387	340,558
Other taxes	922,986	1,054,255
Recoverable taxes	1,062,851	1,158,133
Judicial Deposits	1,258,227	1,133,639
Pension plan assets	753	1,744
Held-for-sale assets	7,686,298	34,254,682
Other assets	1,597,283	1,662,157
Total current assets	38,214,287	49,675,829
Non-current assets
Long-term investments	125,966	111,285
Other taxes	659,899	741,911
Deferred taxes	856,457	3,694,238
Derivative financial instruments	6,780,316	2,880,923
Judicial Deposits	13,119,130	12,260,028
Investments	154,890	148,411
Property, plant and equipment, net	25,817,821	26,244,309
Intangible assets	11,780,136	13,553,821
Pension plan assets	1,529,194	1,103,337
Other assets	296,505	327,242
Total non-current assets	61,120,314	61,065,505
Total assets	99,334,601	110,741,334
Current liabilities
Trade payables	5,035,793	4,359,785
Loans and financing	11,809,598	4,463,728
Derivatives financial instruments	1,988,948	523,951
Payroll, related taxes and benefits	660,415	744,439
Current income taxes payable	339,624	477,282
Other taxes	1,553,651	1,667,599
Tax financing program	78,432	94,041
Contingencies	1,020,994	1,058,521
Liability for pensions benefits	144,589	129,662
Dividends and interest on capital	96,433	185,138
Licenses and concessions payable	911,930	675,965
Liabilities associated to held-for-sale assets	745,000	27,178,222
Other payables	1,219,624	1,021,719
Total current liabilities	25,605,031	42,580,052
Non-Current liabilities
Loans and financing	48,047,819	31,385,667
Derivative financial instruments	521,395	142,971
Other taxes	924,337	874,727
Tax financing program	716,656	896,189
Contingencies	3,413,972	4,073,247
Liability for pensions benefits	399,431	346,873
Licenses and concessions payable	6,607	685,975
Other payables	3,052,913	2,602,556
Total non-current liabilities	57,083,130	41,008,205
Shareholder's equity
Preferred shares, no par value Autorized 157,727 shares; issue and outstanding 155,915 shares in 2015 and 565,036 in 2014	4,094,909	14,292,197
Common shares, no par value 17,343,465 7,146,023 Autorized 668,034 shares; issue and outstanding 519,752 shares in 2015 and 277,730 in 2014	17,343,465	7,146,023
Total share capital	21,438,374	21,438,220
Share issue costs	(444,943)	(309,592)
Capital reserves	17,762,546	17,640,287
Treasury shares	(5,531,092)	(2,367,552)
Obligations in equity instruments		(2,894,619)
Other comprehensive income	(609,894)	131,082
Accumulated losses	(17,159,098)	(7,993,946)
Total equity attributable to Oi S.A. and subsidiaries	15,455,893	25,643,880
Noncontrolling interest	1,190,547	1,509,197
Total shareholders' equity	16,646,440	27,153,077
Total liabilities and shareholders' equity	BRL 99,334,601	BRL 110,741,334